CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 255,023	$ 398,137
Cost of revenue	290,275	387,936
Gross (Loss) Profit	(35,252)	10,201
Operating Expenses
Selling expense	60,289	100,189
Compensation - officers and directors	499,852	951,845
Research and development	919,965	1,381,937
Professional fees	1,302,800	1,660,590
General and administrative	2,075,107	2,115,891
Total Operating Expense	4,858,013	6,210,452
Loss from Operations	(4,893,265)	(6,200,251)
Other Income (Expense):
Interest income, net	70,024	40,853
Interest expense - related party	0	(89,098)
Gain on disposal of property	0	3,181,706
Unrealized loss on marketable equity securities	(1,773)	(12,075)
Rental income	0	96,541
Other income	37,245	60,449
Total other income	105,496	3,278,376
Loss from continuing operations before income taxes	(4,787,769)	(2,921,875)
Loss from discontinued operations, net of tax	0	(278,263)
Net loss	(4,787,769)	(3,200,138)
Accretion of redeemable preferred stock	(453,334)	0
Net loss available to common stockholders	(5,241,103)	(3,200,138)
Other comprehensive items
Foreign currency translation loss	(6,207)	(11,626)
Total comprehensive loss	$ (5,247,310)	$ (3,211,764)
Basic and fully diluted net loss per shares:
Basic net loss per shares continuing operations	$ (7.07)	$ (4.35)
Diluted net loss per shares continuing operations	(7.07)	(4.35)
Basic net loss per shares discontinued operations	0	(0.42)
Diluted net loss per shares discontinued operations	0	(0.42)
Net loss per share, Basic	(7.07)	(4.77)
Net loss per share, Diluted	$ (7.07)	$ (4.77)
Weighted average number of common shares outstanding, Basic	742,201	671,513
Weighted average number of common shares outstanding, Diluted	742,201	671,513